TWC SHAREHOLDERS' EQUITY (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended												7 Months Ended		12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jul. 24, 2013	Jul. 25, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Shares Authorized and Outstanding and Changes in Common Stock
Common stock shares authorized (in shares)	8,333														8,333
Common stock par value per share (in US dollars per share)	$ 0.01				$ 0.01										$ 0.01	$ 0.01
Common stock shares issued (in shares)	277.9				297.7										277.9	297.7
Common stock shares outstanding at beginning of year (in shares)				297.7				315.0				348.3	297.7	297.7	297.7	315.0	348.3
Shares issued under equity-based compensation plans (in shares)															4.2	4.8	4.0
Shares repurchased and retired (in shares)															(24.0)	(22.1)	(37.3)
Common stock shares outstanding at end of year (in shares)	277.9				297.7				315.0						277.9	297.7	315.0
Preferred stock shares authorized (in shares)	1,000														1,000
Preferred stock par value per share (in US dollars per share)	$ 0.01														$ 0.01
Preferred stock shares issued (in shares)	0				0										0	0
Preferred stock shares outstanding (in shares)	0				0										0	0
Common Stock Repurchase Program
Value of common stock authorized to be repurchased														$ 4,000
Remaining value of common stock authorized to be repurchased													775		2,931
Value of common stock repurchased and retired															2,526	1,865	2,632
Shares repurchased and retired that settled in the next fiscal year															0.4
Value of common stock repurchased and retired that settled in the next quarterly period															51
Common Stock Dividends
Cash dividends declared per share of common stock (in US dollars per share)	$ 0.65	$ 0.65	$ 0.65	$ 0.65	$ 0.56	$ 0.56	$ 0.56	$ 0.56	$ 0.48	$ 0.48	$ 0.48	$ 0.48			$ 2.60	$ 2.24	$ 1.92
Cash dividends declared	185	188	190	195	171	173	177	179	155	158	163	167			758	700	643
Accumulated Other Comprehensive Income (Loss), Net
Balance at beginning of year				(663)				(559)				(291)	(663)	(663)	(663)	(559)	(291)
Other comprehensive income (loss) before reclassifications, net of tax															686	(90)	(310)
Amounts reclassified into earnings, net of tax															21	(14)	42
Other comprehensive income (loss)															707	(104)	(268)
Balance at end of year	44				(663)				(559)						44	(663)	(559)
Unrealized Losses on Pension Benefit Obligation [Member]
Accumulated Other Comprehensive Income (Loss), Net
Balance at beginning of year				(708)				(541)				(291)	(708)	(708)	(708)	(541)	(291)
Other comprehensive income (loss) before reclassifications, net of tax															558	(201)	(266)
Amounts reclassified into earnings, before tax															75	59	27
Income tax provision (benefit)															(29)	(25)	(11)
Amounts reclassified into earnings, net of tax															46	34	16
Other comprehensive income (loss)															604	(167)	(250)
Balance at end of year	(104)				(708)				(541)						(104)	(708)	(541)
Deferred Gains (Losses) on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net
Balance at beginning of year				45				(18)				0	45	45	45	(18)	0
Other comprehensive income (loss) before reclassifications, net of tax															129	111	(44)
Amounts reclassified into earnings, before tax															(39)	(76)	41
Income tax provision (benefit)															14	28	(15)
Amounts reclassified into earnings, net of tax															(25)	(48)	26
Other comprehensive income (loss)															104	63	(18)
Balance at end of year	149				45				(18)						149	45	(18)
Other Changes [Member]
Accumulated Other Comprehensive Income (Loss), Net
Balance at beginning of year				0				0				0	0	0	0	0	0
Other comprehensive income (loss) before reclassifications, net of tax															(1)	0	0
Amounts reclassified into earnings, net of tax															0	0	0
Other comprehensive income (loss)															(1)	0	0
Balance at end of year	$ (1)				$ 0				$ 0						$ (1)	$ 0	$ 0
Subsequent Event [Member]
Common Stock Dividends
Cash dividends declared per share of common stock (in US dollars per share)															$ 0.75